Provisions - Summary of Greenhouse Gas Emissions Rights Allowances Received Free of Charge from the Government (Details) - 3rd planned period [Member]	Dec. 31, 2024 kT
Disclosure of Greenhouse Gas Emissions Rights Allowances Received Free of Charge from the Government [Line Items]
Greenhouse Gas Emissions Rights Allowances Received Free of Charge from the Government in Tons Co2 Equivalents	68,792
Period 2021 [Member]
Disclosure of Greenhouse Gas Emissions Rights Allowances Received Free of Charge from the Government [Line Items]
Greenhouse Gas Emissions Rights Allowances Received Free of Charge from the Government in Tons Co2 Equivalents	15,362
Period 2022 [Member]
Disclosure of Greenhouse Gas Emissions Rights Allowances Received Free of Charge from the Government [Line Items]
Greenhouse Gas Emissions Rights Allowances Received Free of Charge from the Government in Tons Co2 Equivalents	14,495
Period 2023 [Member]
Disclosure of Greenhouse Gas Emissions Rights Allowances Received Free of Charge from the Government [Line Items]
Greenhouse Gas Emissions Rights Allowances Received Free of Charge from the Government in Tons Co2 Equivalents	14,729
Period 2024 [Member]
Disclosure of Greenhouse Gas Emissions Rights Allowances Received Free of Charge from the Government [Line Items]
Greenhouse Gas Emissions Rights Allowances Received Free of Charge from the Government in Tons Co2 Equivalents	12,103
Period 2025 [Member]
Disclosure of Greenhouse Gas Emissions Rights Allowances Received Free of Charge from the Government [Line Items]
Greenhouse Gas Emissions Rights Allowances Received Free of Charge from the Government in Tons Co2 Equivalents	12,103